Subsequent Events	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Subsequent Events

Note 14 Subsequent Events

At the 2011 Annual General Meeting, held March 30, 2012, the Company received shareholder approval for returning the Company name to Creator Capital Limited.

•         On 6 April 2012, a total of 6,950,000 stock options expired unexercised (Note 5).

•         The Company extended the repayment dates on various loans by an additional year (Note 3).